Long-term Debt - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Long-term Debt [Abstract]
Interest on long term debt and capital leases	$ 48,814	$ 40,449	$ 35,969
Less: Interest capitalized	(2,423)	(3,940)	(12,079)
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other Comprehensive Income (Note 18)	852	1,252	2,416
Amortization of debt issuance costs	2,660	2,855	2,732
Other bank and finance charges	555	601	623
Interest and finance costs	$ 50,458	$ 41,217	$ 29,661